SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,621	$ 2,035	$ 2,032
Professional fees	1,628	1,361	1,224
Depreciation and amortization	247	43	56
Other	746	360	469
General and administrative expenses	$ 5,242	$ 3,799	$ 3,781